Advance to Game Developers, Net	12 Months Ended
Jul. 31, 2025
Advance to Game Developers, Net [Abstract]
ADVANCE TO GAME DEVELOPERS, NET

NOTE 4 — ADVANCE TO GAME DEVELOPERS, NET

Advance to game developers, net consist of the following:

	As of July 31,
	2025	2024
Advance to game developers	$22,677,194	$22,134,756
Less: allowance for credit loss	(8,115,468)	(7,967,665)
Advance to game developers, net	$14,561,726	$14,167,091

Movements in Advance to game developers for the years ended July 31, 2025 and 2024 are as follows:

	For the Years Ended July 31,
	2025	2024
Beginning balance	$22,134,756	$17,206,593
Additional investments	7,379,759	7,037,522
Amortization	(3,433,290)	(2,477,840)
Write-off	(3,375,786)	—
Foreign currency translation adjustments	(28,245)	368,481
Ending balance	22,677,194	22,134,756
Less: allowance for credit loss	(8,115,468)	(7,967,665)
Advance to game developers, net	$14,561,726	$14,167,091

Provision for valuation allowance movement is as follows:

	For the Years Ended July 31,
	2025	2024
Beginning balance	$(7,967,665)	$(7,411,099)
Additions	(3,157,669)	(523,723)
Reversals	10,258	122,272
Write-off	3,375,786	—
Foreign currency translation adjustments	(376,178)	(155,115)
Ending balance	$(8,115,468)	$(7,967,665)